Goodwill and intangible assets - Assumption changes and experience adjustments (Details) - Present value of in-force long-term insurance business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Regulatory-driven changes	$ 132	$ 1,126
Future sharing of returns with policyholders on contracts with discretionary features	247	36
Other changes	$ 225	$ 216